Summary of Significant Accounting Policies (Details) - Schedule of financial instruments - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial assets
Cash and cash equivalents	$ 21,648	$ 13,702	$ 9,861
Time deposits in other financial institutions	248	2,252
Available-for-sale securities	33	541
Held-to-maturity securities	476	611
Loans held for sale	1,336	685
Loans receivable - net	306,346	295,431
Federal Home Loan Bank stock
Accrued interest receivable	694	830
Financial liabilities
Deposits	227,183	213,118
Federal Home Loan Bank advances	57,314	55,416
Advances by borrowers for taxes and insurance	838	800
Accrued interest payable	20	27
Carrying value [Member]
Financial assets
Cash and cash equivalents	21,648	13,702
Time deposits in other financial institutions	247	2,229
Available-for-sale securities	33	541
Held-to-maturity securities	462	598
Loans held for sale	1,307	667
Loans receivable - net	297,902	285,887
Federal Home Loan Bank stock	6,498	6,498
Accrued interest receivable	694	830
Financial liabilities
Deposits	226,843	212,273
Federal Home Loan Bank advances	56,873	54,715
Advances by borrowers for taxes and insurance	838	800
Accrued interest payable	20	27
Level 1 [Member]
Financial assets
Cash and cash equivalents	21,648	13,702
Time deposits in other financial institutions	248	2,252
Available-for-sale securities
Held-to-maturity securities
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Deposits	101,951	78,118
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable
Level 2 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions
Available-for-sale securities	33	541
Held-to-maturity securities	476	611
Loans held for sale	1,336	685
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable	694	830
Financial liabilities
Deposits	125,232	135,000
Federal Home Loan Bank advances	57,314	55,416
Advances by borrowers for taxes and insurance	838	800
Accrued interest payable	20	27
Level 3 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions
Available-for-sale securities
Held-to-maturity securities
Loans held for sale
Loans receivable - net	306,346	295,431
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable